Defined contribution plans (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plans [Table]
Total employer contributions to defined contribution plans	$ 357	$ 363	$ 343
UBS AG
Defined Contribution Plans [Table]
Total employer contributions to defined contribution plans	$ 299	$ 303	$ 291